PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT.
Schedule of property, plant and equipment cost less accumulated depreciation or impairment losses

			Plant and equipment		Assets in
		Land and			course of
		buildings	Instruments	Other	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2022		688	1,694	1,282	303	3,967
Exchange adjustment		(18)	(66)	(39)	(6)	(129)
Acquisitions	21	–	2	–	–	2
Additions		51	129	24	136	340
Disposals		(45)	(58)	(49)	(1)	(153)
Impairment		–	–	–	(3)	(3)
Transfers		50	9	114	(173)	–
At 31 December 2022		726	1,710	1,332	256	4,024
Exchange adjustment		8	10	21	4	43
Additions		69	211	29	70	379
Disposals		(39)	(88)	(51)	(2)	(180)
Impairment		–	–	–	(5)	(5)
Reclassification		4	–	–	–	4
Transfers		27	1	102	(153)	(23)
At 31 December 2023		795	1,844	1,433	170	4,242
Depreciation and impairment
At 1 January 2022		249	1,292	913	–	2,454
Exchange adjustment		(8)	(52)	(29)	–	(89)
Charge for the year		62	172	85	–	319
Impairment		18	8	1	–	27
Disposals		(37)	(58)	(47)	–	(142)
Transfers		–	4	(4)	–	–
At 31 December 2022		284	1,366	919	–	2,569
Exchange adjustment		4	8	15	–	27
Charge for the year		63	154	89	–	306
Impairment		21	1	4	–	26
Disposals		(34)	(76)	(50)	–	(160)
Reclassification		4	–	–	–	4
Transfers		–	(1)	1	–	–
At 31 December 2023		342	1,452	978	–	2,772
Net book amounts
At 31 December 2023		453	392	455	170	1,470
At 31 December 2022		442	344	413	256	1,455

Schedule of Group's right-of-use assets

	Land and buildings	Plant and equipment
2023	$ million	$ million
Additions	45	11
Depreciation charge in the year	42	12
Net book value at 31 December	157	28